Non-controlling interest - Ownership Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 23, 2020
Greenbrook TMS Central Florida LLC
Disclosure of subsidiaries [line items]
Ownership interest	90.00%
Greenbrook TMS North Detroit LLC
Disclosure of subsidiaries [line items]
Ownership interest	90.00%
Greenbrook TMS St. Petersburg LLC
Disclosure of subsidiaries [line items]
Ownership interest	90.00%
Greenbrook TMS South Carolina LLC
Disclosure of subsidiaries [line items]
Ownership interest	90.00%
Greenbrook TMS Tampa LLC
Disclosure of subsidiaries [line items]
Ownership interest	80.00%
Greenbrook TMS Cleveland LLC
Disclosure of subsidiaries [line items]
Amount of noncontrolling interest acquired		$ 51,440
Greenbrook TMS Cleveland LLC | Class A units
Disclosure of subsidiaries [line items]
Ownership interest	88.24%
Greenbrook TMS Cleveland LLC | Class B units
Disclosure of subsidiaries [line items]
Ownership interest	85.73%